SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021
Gross proceeds	$ 345,000,000
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(18,881,972)
Accretion of carrying value to redemption value	30,151,972
Class A ordinary shares subject to possible redemption		$ 345,000,000	$ 345,000,000	$ 345,000,000
Class A Ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption	$ 345,000,000